Consolidated Statements of Operations (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 1,096,331,000	$ 831,324,000	$ 877,905,000
Operating expenses:
Ship operating	219,270,000	183,916,000	192,327,000
Cost of services, supervision fees	0	1,300,000	7,390,000
Depreciation and amortization	245,801,000	199,938,000	216,098,000
General and administrative	31,565,000	40,091,000	32,118,000
Operating leases (note 11)	129,747,000	115,544,000	85,910,000
Loss (gain) on disposals (note 6)	0	(13,604,000)	31,876,000
Expenses related to customer bankruptcy	0	1,013,000	19,732,000
Vessel impairments	0	0	285,195,000
Total operating expenses	626,383,000	528,198,000	870,646,000
Operating earnings	469,948,000	303,126,000	7,259,000
Other expenses (income):
Interest expense and amortization of deferred financing fees	212,065,000	116,389,000	119,882,000
Interest income	(4,197,000)	(4,558,000)	(8,455,000)
Refinancing expenses	0	0	1,962,000
Acquisition related gain on contract settlement	(2,430,000)	0	0
Change in fair value of financial instruments (note 18(c))	(15,490,000)	12,631,000	29,118,000
Equity income on investment (note 7)	(1,216,000)	(5,835,000)	(188,000)
Other expense	2,418,000	9,262,000	3,979,000
Total other expenses (income)	191,150,000	127,889,000	146,298,000
Net earnings (loss)	$ 278,798,000	$ 175,237,000	$ (139,039,000)
Earnings (loss) per share (note 13):
Class A common share, basic	$ 1.34	$ 0.94	$ (1.89)
Class A common share, diluted	$ 1.31	$ 0.94	$ (1.89)